Related Party Transactions (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Related Party Transaction [Line Items]
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$ 0	$ 1,303	$ 1,303	$ 0
Discount from fair value of noncontrolling interests right to purchase joint venture within contract period, as a percent	10.00%
Carphone Warehouse Group plc [Member] | Best Buy Europe Distributions Limited [Member]
Related Party Transaction [Line Items]
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	0		1,303	0
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)	0		0	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)	1		20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender	0		1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1		0	0
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	0		1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	$ 0		$ 0	$ 98